UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: March 31, 2012

       Check here if Amendment [X]; Amendment Number: 1
        This Amendment (Check only one.):[X] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	The Institute for Wealth Management, LLC.
       Address: 1775 Sherman St.
		Suite 2750
             	Denver, CO 80203


       Form 13F File Number: 028-14899

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Charles Nichols
       Title:	Chief Legal & Compliance Officer
       Phone:	(877) 572-3500

       Signature, Place, and Date of Signing:

                Chad Nichols         Denver, CO       April 26, 2012
                [Signature]         [City, State]         [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       []13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number 		Name

          28-
          [Repeat as necessary.]



                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	   0

       Form 13F Information Table Entry Total:	   55

       Form 13F Information Table Value Total:	$135,278
                                                (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

                28-

          [Repeat as necessary.]


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          column 1               column 2     column 3  column 4      column 5       column 6  column 7      column 8
       Name Of Issuer         Title Of Class    Cusip    Market  SHRS OR/ SH/ PUTT/ Investment  Other   SOLE SHARED  None
                                                         Value   PRN AMT  PRN CALL  Discretion Managers
                                                        (x1000)
APPLE INC                    COM              037833100 40       67       SH        SOLE                            67
GENERAL MLS INC              COM              370334104 28       716      SH        SOLE                            716
ISHARES INC                  MSCI BRIC INDX   464286657 1950     47694    SH        SOLE                            45193
ISHARES INC                  MSCI JAPAN       464286848 2131     209401   SH        SOLE                            198379
ISHARES TR                   BARCLYS TIPS BD  464287176 3470     29492    SH        SOLE                            28127
ISHARES TR                   BARCLY USAGG B   464287226 259      2356     SH        SOLE                            2231
ISHARES TR                   MSCI EMERG MKT   464287234 123      2859     SH        SOLE                            587
ISHARES TR                   IBOXX INV CPBD   464287242 4401     38065    SH        SOLE                            36497
ISHARES TR                   BARCLYS 7-10 YR  464287440 38       369      SH        SOLE                            369
ISHARES TR                   BARCLYS 1-3 YR   464287457 12625    149725   SH        SOLE                            146679
ISHARES TR                   MSCI EAFE INDEX  464287465 90       1641     SH        SOLE                            1641
ISHARES TR                   RUSSELL MIDCAP   464287499 6643     60001    SH        SOLE                            56347
ISHARES TR                   RUSSELL1000VAL   464287598 159      2259     SH        SOLE                            336
ISHARES TR                   RUSSELL1000GRW   464287614 325      4913     SH        SOLE                            3102
ISHARES TR                   RUSSELL 1000     464287622 44080    565426   SH        SOLE                            537755
ISHARES TR                   RUSSELL 2000     464287655 3541     42760    SH        SOLE                            40105
ISHARES TR                   DJ US TELECOMM   464287713 5310     239171   SH        SOLE                            231758
ISHARES TR                   DJ US TECH SEC   464287721 150      1928     SH        SOLE                            40
ISHARES TR                   CONS GOODS IDX   464287812 152      2058     SH        SOLE                            546
ISHARES TR                   HIGH YLD CORP    464288513 4829     53230    SH        SOLE                            51173
ISHARES TR                   BARCLYS SH TREA  464288679 286      2590     SH        SOLE                            2458
LILLY ELI & CO               COM              532457108 27       666      SH        SOLE                            666
LOCKHEED MARTIN CORP         COM              539830109 28       313      SH        SOLE                            313
MCDONALDS CORP               COM              580135101 20       201      SH        SOLE                            201
PIEDMONT OFFICE REALTY TR IN COM CL A         720190206 106      5964     SH        SOLE                            5964
TITANIUM METALS CORP         COM NEW          888339207 0        1        SH        SOLE                            1
VANGUARD WHITEHALL FDS INC   HIGH DIV YLD     921946406 25       512      SH        SOLE                            512
VANGUARD INTL EQUITY INDEX F MSCI EMR MKT ETF 922042858 4842     111384   SH        SOLE                            108186
WAL MART STORES INC          COM              931142103 21       350      SH        SOLE                            350
WHOLE FOODS MKT INC          COM              966837106 23       274      SH        SOLE                            274
AT&T INC                     COM              00206R102 27       862      SH        SOLE                            862
ALTRIA GROUP INC             COM              02209S103 29       940      SH        SOLE                            940
CARDINAL HEALTH INC          COM              14149Y108 23       537      SH        SOLE                            537
CREDIT SUISSE NASSAU BRH     VIX SHT TRM FT   22542D761 8        1122     SH        SOLE                            40
CREDIT SUISSE NASSAU BRH     INVRS VIX STERM  22542D795 5347     435781   SH        SOLE                            405553
DOMINION RES INC VA NEW      COM              25746U109 27       520      SH        SOLE                            520
ETFS SILVER TR               SILVER SHS       26922X107 40       1238     SH        SOLE                            1238
EXELON CORP                  COM              30161N101 25       630      SH        SOLE                            630
FIDELITY NATIONAL FINANCIAL  CL A             31620R105 30       1637     SH        SOLE                            1637
FLEXSHARES TR                MORNSTAR UPSTR   33939L407 5416     152380   SH        SOLE                            147767
FRONTIER COMMUNICATIONS CORP COM              35906A108 0        3        SH        SOLE                            3
INVESCO VAN KAMPEN MUNI OPP  COM              46132C107 33       2235     SH        SOLE                            2235
POWERSHARES DB CMDTY IDX TRA UNIT BEN INT     73935S105 15       523      SH        SOLE                            523
POWERSHARES DB G10 CURCY HAR COM UT BEN INT   73935Y102 548      21888    SH        SOLE                            20783
POWERSHARES GLOBAL ETF FD    S&P 500 BUYWRT   73936G308 6        302      SH        SOLE                            302
POWERSHARES GLOBAL ETF TRUST SOVEREIGN DEBT   73936T573 5635     201123   SH        SOLE                            193127
PROSHARES TR II              ULT VIX STRM NEW 74347W544 532      36562    SH        SOLE                            34166
SPDR INDEX SHS FDS           DJ INTL RL ETF   78463X863 129      3509     SH        SOLE                            3325
SPDR INDEX SHS FDS           S&P INTL SMLCP   78463X871 1293     44916    SH        SOLE                            43059
SPDR SERIES TRUST            BRCLYS INTL ETF  78464A516 6891     84178    SH        SOLE                            80695
SPDR SERIES TRUST            DJ REIT ETF      78464A607 4512     63692    SH        SOLE                            59742
SELECT SECTOR SPDR TR        SBI CONS STPLS   81369Y308 3696     108456   SH        SOLE                            105413
SELECT SECTOR SPDR TR        TECHNOLOGY       81369Y803 5250     174069   SH        SOLE                            168508
SENIOR HSG PPTYS TR          SH BEN INT       81721M109 24       1100     SH        SOLE                            1100
VERIZON COMMUNICATIONS INC   COM              92343V104 20       532      SH        SOLE                            532